Basis of Accounting - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basis of Preparation [Line Items]
Profit (loss)	€ (70,632)	€ (8,691)
Cash and cash equivalents	105,554	119,875	€ 83,308	€ 113,865
Cash flow from used in operating activities	(44,459)	€ (50,758)
Positive total equity balance	159,787		€ 169,150
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)	70,632
Retained earnings accumulated deficit	377,328
Cash and cash equivalents	105,554
Positive total equity balance	€ 159,787